Other disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Other disclosures
Schedule of certain financial assets and liabilities by maturity
The detail, by maturity, of the balances of certain items in the consolidated balance sheet at 31 December 2021, 2020 and 2019 is presented below:

	31 December 2021
	EUR million
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Assets
Cash, cash balances at Central Banks and other deposits on demand	210,689	—	—	—	—	—	—	210,689
Financial assets at fair value through other comprehensive income	—	10,378	9,507	10,447	20,001	17,745	37,507	105,585
Debt instruments	—	10,352	9,246	9,609	19,133	16,494	33,088	97,922
Loans and advances	—	26	261	838	868	1,251	4,419	7,663
Customers	—	26	261	838	868	1,251	4,419	7,663
Financial assets at amortized cost	35,520	89,819	72,018	121,272	154,345	130,456	434,468	1,037,898
Debt instruments	—	2,229	1,983	4,171	2,205	15,388	9,732	35,708
Loans and advances	35,520	87,590	70,035	117,101	152,140	115,068	424,736	1,002,190
Central banks	—	14,544	—	—	—	—	1,113	15,657
Credits institutions	11,849	11,042	9,760	4,542	93	150	1,733	39,169
Customers	23,671	62,004	60,275	112,559	152,047	114,918	421,890	947,364
	246,209	100,197	81,525	131,719	174,346	148,201	471,975	1,354,172
Liabilities
Financial liabilities at amortized cost	718,435	98,928	70,085	99,223	194,879	98,210	69,409	1,349,169
Deposits	711,377	81,269	45,687	64,096	117,585	52,658	5,915	1,078,587
Central banks	92	4,657	1,204	2,130	91,651	40,013	10	139,757
Credit institutions	12,854	3,493	12,715	12,507	4,712	1,981	3,973	52,235
Customer deposits	698,431	73,119	31,768	49,459	21,222	10,664	1,932	886,595
Marketable debt securities* **	—	13,599	17,951	29,798	71,333	45,198	62,830	240,709
Other financial liabilities	7,058	4,060	6,447	5,329	5,961	354	664	29,873
	718,435	98,928	70,085	99,223	194,879	98,210	69,409	1,349,169
Difference (assets less liabilities)	(472,226)	1,269	11,440	32,496	(20,533)	49,991	402,566	5,003
*Includes promissory notes, certificates of deposit and other short-term debt issues.
**See breakdown by type of debt (subordinated debt, senior unsecured debt, senior secured debt, notes and other securities) (see note 22).

	31 December 2020
	EUR million
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Assets
Cash, cash balances at Central Banks and other deposits on demand	153,839	—	—	—	—	—	—	153,839
Financial assets at fair value through other comprehensive income	—	6,664	4,420	7,738	19,923	21,302	58,123	118,170
Debt instruments	—	6,664	4,244	7,019	18,365	19,969	52,642	108,903
Loans and advances	—	—	176	719	1,558	1,333	5,481	9,267
Customers	—	—	176	719	1,558	1,333	5,481	9,267
Financial assets at amortized cost	51,513	57,047	60,288	109,561	150,399	120,376	409,194	958,378
Debt instruments	—	2,857	1,327	5,760	3,059	5,257	7,818	26,078
Loans and advances	51,513	54,190	58,961	103,801	147,340	115,119	401,376	932,300
Central banks	—	10,762	—	—	673	—	1,064	12,499
Credits institutions	21,337	4,405	4,545	3,910	3,207	34	400	37,838
Customers	30,176	39,023	54,416	99,891	143,460	115,085	399,912	881,963
	205,352	63,711	64,708	117,299	170,322	141,678	467,317	1,230,387
Liabilities
Financial liabilities at amortized cost	640,613	84,875	90,394	93,296	175,238	80,041	83,731	1,248,188
Deposits	632,305	64,630	67,707	61,142	109,856	32,464	22,287	990,391
Central banks	150	5,204	5,295	3,216	83,112	15,827	—	112,804
Credit institutions	14,370	7,158	15,227	9,940	5,618	5,934	4,373	62,620
Customer deposits	617,785	52,268	47,185	47,986	21,126	10,703	17,914	814,967
Marketable debt securities*	—	14,981	18,276	30,994	59,526	47,143	59,909	230,829
Other financial liabilities	8,308	5,264	4,411	1,160	5,856	434	1,535	26,968
	640,613	84,875	90,394	93,296	175,238	80,041	83,731	1,248,188
Difference (assets less liabilities)	(435,261)	(21,164)	(25,686)	24,003	(4,916)	61,637	383,586	(17,801)
*Includes promissory notes, certificates of deposit and other short-term debt issues.

	31 December 2019
	EUR million
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Assets
Cash, cash balances at Central Banks and other deposits on demand	101,067	—	—	—	—	—	—	101,067
Financial assets at fair value through other comprehensive income	—	6,933	2,704	7,689	19,101	17,989	68,429	122,845
Debt instruments	—	6,879	2,699	7,554	17,489	17,063	66,721	118,405
Loans and advances	—	54	5	135	1,612	926	1,708	4,440
Customers	—	54	5	135	1,612	926	1,708	4,440
Financial assets at amortized cost	51,702	73,890	76,229	116,511	150,365	103,584	423,201	995,482
Debt instruments	—	1,563	1,847	3,073	2,549	3,642	17,115	29,789
Loans and advances	51,702	72,327	74,382	113,438	147,816	99,942	406,086	965,693
Central banks	—	17,086	—	—	—	—	1,388	18,474
Credit institutions	17,665	6,223	4,602	7,435	3,963	428	627	40,943
Customers	34,037	49,018	69,780	106,003	143,853	99,514	404,071	906,276
	152,769	80,823	78,933	124,200	169,466	121,573	491,630	1,219,394
Liabilities
Financial liabilities at amortized cost	619,003	99,203	88,546	159,120	134,799	61,282	68,792	1,230,745
Deposits	607,051	76,101	61,627	111,190	64,781	14,224	7,443	942,417
Central banks	99	462	64	33,229	28,424	190	—	62,468
Credit institutions	23,526	14,494	18,922	14,245	9,327	5,668	4,319	90,501
Customer deposits	583,426	61,145	42,641	63,716	27,030	8,366	3,124	789,448
Marketable debt securities*	—	16,008	22,569	47,808	65,545	46,577	59,712	258,219
Other financial liabilities	11,952	7,094	4,350	122	4,473	481	1,637	30,109
	619,003	99,203	88,546	159,120	134,799	61,282	68,792	1,230,745
Difference (assets less liabilities)	(466,234)	(18,380)	(9,613)	(34,920)	34,667	60,291	422,838	(11,351)
*Includes promissory notes, certificates of deposit and other short-term debt issues.

Schedule of undiscounted contractual maturities of financial liabilities at amortized cost by maturity
The detail of the undiscounted contractual maturities of the existing financial liabilities at amortised cost at 31 December 2021, 2020 and 2019 is as follows:

	31 December 2021
	EUR million
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Financial liabilities at amortized cost
Deposits	705,129	75,102	45,552	62,896	116,343	52,031	5,884	1,062,937
Central banks	83	4,657	1,205	2,131	91,327	39,579	10	138,992
Credit institutions	12,683	3,491	12,693	11,867	4,504	1,945	3,950	51,133
Customer	692,363	66,954	31,654	48,898	20,512	10,507	1,924	872,812
Marketable debt securities	—	14,067	18,508	30,618	73,131	46,367	64,318	247,009
Other financial liabilities	7,059	4,060	6,447	5,329	5,961	354	663	29,873
	712,188	93,229	70,507	98,843	195,435	98,752	70,865	1,339,819

	31 December 2020
	EUR million
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Financial liabilities at amortized cost
Deposits	629,043	62,872	67,567	60,465	108,326	32,260	22,228	982,761
Central banks	150	5,204	5,293	3,217	82,803	15,827	—	112,494
Credit institutions	14,334	7,158	15,209	9,606	5,031	5,903	4,333	61,574
Customer	614,559	50,510	47,065	47,642	20,492	10,530	17,895	808,693
Marketable debt securities	—	15,298	19,009	31,103	58,645	46,118	56,730	226,903
Other financial liabilities	8,308	5,264	4,411	1,160	5,856	434	1,535	26,968
	637,351	83,434	90,987	92,728	172,827	78,812	80,493	1,236,632
.

	31 December 2019
	EUR million
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Financial liabilities at amortized cost
Deposits	603,126	75,899	61,107	109,747	63,013	14,027	7,228	934,147
Central banks	99	454	41	32,805	28,255	190	—	61,844
Credit institutions	23,348	14,491	18,810	14,134	8,519	5,478	4,113	88,893
Customer	579,679	60,954	42,256	62,808	26,239	8,359	3,115	783,410
Marketable debt securities	—	16,252	22,912	48,030	64,650	45,830	58,215	255,889
Other financial liabilities	11,952	7,094	4,350	122	4,473	481	1,637	30,109
	615,078	99,245	88,369	157,899	132,136	60,338	67,080	1,220,145

Schedule of remainder of financial assets, liabilities and memorandum items by maturity
Below is a breakdown of contractual maturities for the rest of financial assets and liabilities as of 31 December 2021, 2020 and 2019 :

	31 December 2021
	EUR million
	Within 1 months	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL ASSETS
Financial assets held for trading	13,120	8,767	20,627	20,047	15,105	39,287	116,953
Derivatives	1,456	3,487	7,426	12,285	11,980	17,658	54,292
Equity instruments	—	—	—	—	—	15,077	15,077
Debt instruments	922	2,056	8,585	5,766	2,869	6,552	26,750
Loans and advances	10,742	3,224	4,616	1,996	256	—	20,834
Central banks	3,608	—	—	—	—	—	3,608
Credits institutions	4,827	780	3,982	808	—	—	10,397
Customers	2,307	2,444	634	1,188	256	—	6,829
Financial assets designated at fair value through profit or loss	844	1,607	2,928	3,686	2,334	4,558	15,957
Debt instruments	2	62	142	699	700	911	2,516
Loans and advances	842	1,545	2,786	2,987	1,634	3,647	13,441
Credit institutions	455	683	1,476	205	10	323	3,152
Customers	387	862	1,310	2,782	1,624	3,324	10,289
Non-trading financial assets mandatorily at fair value through profit or loss	116	—	49	127	67	5,177	5,536
Equity instruments	—	—	—	—	—	4,042	4,042
Debt instruments	4	—	40	4	6	903	957
Loans and advances	112	—	9	123	61	232	537
Customers	112	—	9	123	61	232	537
Financial assets at fair value through other comprehensive income	—	—	—	—	—	2,453	2,453
Equity instruments	—	—	—	—	—	2,453	2,453
Hedging derivatives	239	129	857	748	1,270	1,518	4,761
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	227	202	(11)	(304)	19	277	410
TOTAL FINANCIAL ASSETS	14,546	10,705	24,450	24,304	18,795	53,270	146,070

	31 December 2021
	EUR million
	Within 1 months	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES
Financial liabilities held for trading	22,746	3,396	9,234	15,709	12,750	15,634	79,469
Derivatives	1,742	2,743	7,583	14,868	11,912	14,718	53,566
Shorts positions	8,337	222	1,290	728	743	916	12,236
Deposits	12,667	431	361	113	95	—	13,667
Central banks	994	44	—	—	—	—	1,038
Credits institutions	5,534	385	361	113	95	—	6,488
Customers	6,139	2	—	—	—	—	6,141
Financial liabilities designated at fair value through profit or loss	2,756	4,244	1,685	4,669	1,225	18,154	32,733
Deposits	2,743	4,131	1,246	2,801	764	15,594	27,279
Central banks	569	—	38	—	—	—	607
Credits institutions	128	109	487	30	178	132	1,064
Customers	2,046	4,022	721	2,771	586	15,462	25,608
Marketable debt securities*	13	113	439	1,868	461	2,560	5,454
Hedging derivatives	360	253	930	1,667	824	1,429	5,463
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	40	5	16	58	49	80	248
TOTAL FINANCIAL LIABILITIES	25,902	7,898	11,865	22,103	14,848	35,297	117,913
*Includes promissory notes, certificates of deposit and other short-term debt issues (see note 22).

	31 December 2021
	EUR million
	Within 1 months	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Memorandum items
Loans commitment granted	116,823	6,706	27,587	51,999	49,781	9,841	262,737
Financial guarantees granted	2,414	1,203	4,251	1,749	687	454	10,758
Other commitments granted	46,614	5,745	12,008	7,297	1,539	2,530	75,733
MEMORANDUM ITEMS	165,851	13,654	43,846	61,045	52,007	12,825	349,228
In the Group’s experience, no outflows of cash or other financial assets take place prior to the contractual maturity date that might affect the information broken down above.

	31 December 2020
	EUR million
	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL ASSETS
Financial assets held for trading	5,760	6,734	27,753	22,473	18,014	34,211	114,945
Derivatives	4,288	5,268	10,044	15,526	13,681	18,330	67,137
Equity instruments	—	—	—	—	—	9,615	9,615
Debt instruments	1,472	1,466	17,709	6,947	4,310	5,990	37,894
Loans and advances	—	—	—	—	23	276	299
Credits institutions	—	—	—	—	3	—	3
Customers	—	—	—	—	20	276	296
Financial assets designated at fair value through profit or loss	12,500	14,834	7,205	3,680	3,933	6,565	48,717
Debt instruments	181	78	162	407	719	1,432	2,979
Loans and advances	12,319	14,756	7,043	3,273	3,214	5,133	45,738
Central banks	343	9,138	—	—	—	—	9,481
Credit institutions	6,935	1,514	2,728	590	12	357	12,136
Customers	5,041	4,104	4,315	2,683	3,202	4,776	24,121
Non-trading financial assets mandatorily at fair value through profit or loss	275	—	—	—	69	4,142	4,486
Equity instruments	—	—	—	—	—	3,234	3,234
Debt instruments	85	—	—	—	—	615	700
Loans and advances	190	—	—	—	69	293	552
Central banks	—	—	—	—	—	—	—
Credits institutions	—	—	—	—	—	—	—
Customers	190	—	—	—	69	293	552
Financial assets at fair value through other comprehensive income	—	—	—	—	—	2,783	2,783
Equity instruments	—	—	—	—	—	2,783	2,783
Hedging derivatives	1,534	469	1,293	1,107	1,083	2,839	8,325
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	173	8	132	205	381	1,081	1,980
TOTAL FINANCIAL ASSETS	20,242	22,045	36,383	27,465	23,480	51,621	181,236

	31 December 2020
	EUR million
	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES
Financial liabilities held for trading	16,754	3,727	6,286	17,635	16,036	20,729	81,167
Derivatives	1,132	3,206	5,800	17,566	16,036	20,729	64,469
Shorts positions	15,622	521	486	69	—	—	16,698
Deposits	—	—	—	—	—	—	—
Central banks	—	—	—	—	—	—	—
Credits institutions	—	—	—	—	—	—	—
Customers	—	—	—	—	—	—	—
Marketable debt securities	—	—	—	—	—	—	—
Other financial liabilities	—	—	—	—	—	—	—
Financial liabilities designated at fair value through profit or loss	13,468	1,732	2,228	2,893	1,121	26,596	48,038
Deposits	13,459	1,709	1,954	2,497	518	23,461	43,598
Central banks	841	866	783	—	—	—	2,490
Credits institutions	3,673	112	935	1,493	171	381	6,765
Customers	8,945	731	236	1,004	347	23,080	34,343
Marketable debt securities	9	23	274	396	603	3,135	4,440
Other financial liabilities	—	—	—	—	—	—	—
Hedging derivatives	2,619	200	588	748	641	2,073	6,869
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	3	6	40	74	64	99	286
TOTAL FINANCIAL LIABILITIES	32,844	5,665	9,142	21,350	17,862	49,497	136,360

	31 December 2020
	EUR million
	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Memorandum items
Loans commitment granted	104,725	9,496	28,207	47,876	40,458	10,468	241,230
Financial guarantees granted	1,809	852	3,732	4,134	1,169	681	12,377
Other commitments granted	39,205	4,529	10,497	5,101	3,207	1,999	64,538
MEMORANDUM ITEMS	145,739	14,877	42,436	57,111	44,834	13,148	318,145

	31 December 2019
	EUR million
	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL ASSETS
Financial assets held for trading	4,864	3,522	19,740	21,603	18,083	40,418	108,230
Derivatives	3,329	2,233	6,552	15,855	14,925	20,503	63,397
Equity instruments	—	—	—	—	—	12,437	12,437
Debt instruments	1,531	1,289	13,188	5,748	3,141	7,144	32,041
Loans and advances	4	—	—	—	17	334	355
Credits institutions	—	—	—	—	—	—	—
Customers	4	—	—	—	17	334	355
Financial assets designated at fair value through profit or loss	24,110	13,167	7,602	5,175	3,878	8,137	62,069
Debt instruments	457	10	81	652	381	1,605	3,186
Loans and advances	23,653	13,157	7,521	4,523	3,497	6,532	58,883
Central banks	1,744	4,729	—	—	—	—	6,473
Credit institutions	13,186	4,946	1,534	1,015	9	959	21,649
Customers	8,723	3,482	5,987	3,508	3,488	5,573	30,761
Non-trading financial assets mandatorily at fair value through profit or loss	272	0	4	11	117	4,507	4,911
Equity instruments	—	—	—	—	—	3,350	3,350
Debt instruments	—	—	—	11	117	1,047	1,175
Loans and advances	272	—	4	—	—	110	386
Central banks	—	—	—	—	—	—	—
Credits institutions	—	—	—	—	—	—	—
Customers	272	—	4	—	—	110	386
Financial assets at fair value through other comprehensive income	—	—	—	—	—	2,863	2,863
Equity instruments	—	—	—	—	—	2,863	2,863
Hedging derivatives	807	86	601	1,646	904	3,172	7,216
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	267	1	24	112	265	1,033	1,702
TOTAL FINANCIAL ASSETS	30,320	16,776	27,971	28,547	23,247	60,130	186,991

	31 December 2019
	EUR million
	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES
Financial liabilities held for trading	10,851	3,427	7,130	17,244	16,905	21,582	77,139
Derivatives	2,672	1,973	6,591	16,965	16,023	18,792	63,016
Shorts positions	8,179	1,454	539	279	882	2,790	14,123
Deposits	—	—	—	—	—	—	—
Central banks	—	—	—	—	—	—	—
Credits institutions	—	—	—	—	—	—	—
Customers	—	—	—	—	—	—	—
Marketable debt securities	—	—	—	—	—	—	—
Other financial liabilities	—	—	—	—	—	—	—
Financial liabilities designated at fair value through profit or loss	21,929	2,259	5,307	3,565	1,450	26,485	60,995
Deposits	21,904	2,225	4,909	2,429	780	24,864	57,111
Central banks	8,831	1,228	2,795	—	—	—	12,854
Credits institutions	4,133	521	1,857	2,132	11	686	9,340
Customers	8,940	476	257	297	769	24,178	34,917
Marketable debt securities	14	34	398	1,021	670	1,621	3,758
Other financial liabilities	11	—	—	115	—	—	126
Hedging derivatives	1,997	337	848	678	528	1,660	6,048
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	3	6	26	53	59	122	269
TOTAL FINANCIAL LIABILITIES	34,780	6,029	13,311	21,540	18,942	49,849	144,451

	31 December 2019
	EUR million
	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Memorandum items
Loans commitment granted	98,630	16,529	30,370	37,097	48,072	10,481	241,179
Financial guarantees granted	2,176	1,791	5,626	1,933	1,364	760	13,650
Other commitments granted	44,950	3,052	9,957	4,606	4,132	2,198	68,895
MEMORANDUM ITEMS	145,756	21,372	45,953	43,636	53,568	13,439	323,724

Schedule of equivalent euro value of assets and liabilities
The detail of the main foreign currency balances in the consolidated balance sheet, based on the nature of the related items, is as follows:

Equivalent value in EUR million
	2021		2020		2019
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Cash, cash balances at central banks and other deposits on demand	105,457	—	76,882	—	65,205	—
Financial assets/liabilities held for trading	65,345	49,314	66,448	50,494	60,526	45,262
Non-trading financial assets mandatorily at fair value through profit or loss	2,460	—	2,248	—	2,611	—
Other financial assets/liabilities at fair value through profit or loss	1,230	9,103	24,015	18,347	25,938	29,593
Financial assets at fair value through other comprehensive income	78,086	—	79,688	—	76,402	—
Financial assets at amortized cost	680,774	—	610,152	—	656,564	—
Investments	1,666	—	1,671	—	1,355	—
Tangible assets	22,350	—	21,617	—	24,662	—
Intangible assets	10,066	—	9,609	—	21,942	—
Financial liabilities at amortized cost	—	796,395	—	726,516	—	752,188
Liabilities under insurance contracts	—	10	—	13	—	13
Other	22,631	20,420	26,433	22,801	25,410	23,428
	990,065	875,242	918,763	818,171	960,615	850,484

Schedule of financial assets measured at other than fair value
Following is a comparison of the carrying amounts of the Group’s financial instruments measured at other than fair value and their respective fair values at year-end:
i) Financial assets measured at other than fair value

EUR million
	2021					2020					2019
Assets	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
Loans and advances	1,002,190	1,006,711	—	69,840	936,871	932,300	940,258	—	65,755	874,503	965,693	975,523	—	82,045	893,478
Debt instruments	35,708	35,378	13,558	12,158	9,662	26,078	26,532	6,753	11,899	7,880	29,789	30,031	10,907	9,971	9,153
	1,037,898	1,042,089	13,558	81,998	946,533	958,378	966,790	6,753	77,654	882,383	995,482	1,005,554	10,907	92,016	902,631

Schedule of financial liabilities measured at other than fair value	Financial liabilities measured at other than fair value

EUR million
	2021					2020					2019
Liabilities*	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
Deposits	1,078,587	1,076,876	—	286,613	790,263	990,391	990,807	—	263,517	727,290	942,417	942,397	—	245,143	697,254
Debt instruments	240,709	246,697	109,346	115,034	22,317	230,829	241,174	91,771	125,031	24,372	258,219	266,784	84,793	149,516	32,475
	1,319,296	1,323,573	109,346	401,647	812,580	1,221,220	1,231,981	91,771	388,548	751,662	1,200,636	1,209,181	84,793	394,659	729,729
*At 31 December 2021, Grupo Santander had other financial liabilities that amounted to EUR 29,873 million, EUR 26,968 million in 2020 and EUR 30,109 million in 2019.